PRINCIPAL ACCOUNTING POLICIES - Summary financial information of the VIEs (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Financial information of the group's VIEs
Cash and cash equivalents	¥ 39,848		¥ 48,439	¥ 41,600	$ 5,698
Short-term investments	32,007		28,475		4,577
Accounts receivable, net	15,241		12,459		2,179
Prepayments and other current assets	23,982		17,290		3,429
Total assets	267,387		242,581		38,236
Accounts payable	19,150		16,578		2,738
Advance from customers	18,185		18,029		2,600
Other payables and accruals	9,897		9,661		1,415
Total liabilities	94,787		99,099		$ 13,554
Cost of revenues	12,122	$ 1,733	9,990	8,121
Net (loss)/income	33,386	4,775	17,227	10,002
Net cash provided by operating activities	14,379	2,059	19,625	22,004
Net cash provided by/(used in) investing activities	(4,181)	(598)	(6,052)	5,919
Net cash used in financing activities	(14,663)	$ (2,098)	(6,710)	(2,547)
Variable interest entities
Financial information of the group's VIEs
Amount of registered capital and PRC statutory reserves of VIEs	1,500
Cash and cash equivalents	3,007		2,740
Restricted cash	174		123
Short-term investments	3,023		2,390
Accounts receivable, net	1,329		1,114
Prepayments and other current assets	2,897		2,346
Investments (non-current)	1,344		1,903
Total assets	22,548		20,089
Less: Inter-company receivables (Note i)	(9,747)		(8,567)
Total assets excluding inter-company receivables	12,801		11,522
Short-term debt and current portion of long-term debt	1,345		3,535
Accounts payable	2,579		1,715
Advance from customers	2,101		3,895
Other payables and accruals	2,292		2,046
Total liabilities	21,363		19,362
Less: Inter-company payables	(11,486)		(7,325)
Total liabilities excluding inter-company payables	9,877		12,037
Net revenues	11,615		11,780	10,050
Cost of revenues	4,420		5,731	5,118
Net (loss)/income	414		362	(945)
Net income before the deduction of inter-company consulting fee charges	3,900		4,400	3,300
Net cash provided by operating activities	30		1,434	1,092
Net cash provided by/(used in) investing activities	(1,779)		(1,027)	109
Net cash used in financing activities	2,067		(926)	(1,182)
Service fees paid by VIEs	¥ 3,500		¥ 4,000	¥ 4,300
Variable interest entities | Revenue | Revenue from Rights Concentration Risk
Financial information of the group's VIEs
Revenues as a percent of total	19.00%	19.00%	22.00%	23.00%